Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Issued debt instruments
Equity-linked	$ 47,059	$ 41,069
Rates-linked	16,369	11,038
Credit-linked	1,723	1,933
Fixed-rate	2,868	3,604
Commodity-linked	2,911	1,497
Other	2,868	2,101
of which: debt that contributes to total loss-absorbing capacity	2,136	1,190
Total debt issued designated at fair value	73,799	61,243
of which: issued by UBS AG with original maturity greater than one year	57,967	46,427
of which: life-to-date own credit (gain) / loss	$ 347	$ 418
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%
UBS AG
Issued debt instruments
Equity-linked	$ 47,059	$ 41,069
Rates-linked	16,369	11,038
Credit-linked	1,723	1,933
Fixed-rate	2,868	3,604
Commodity-linked	2,911	1,497
Other	529	726
of which: debt that contributes to total loss-absorbing capacity	38,984	36,611
Total debt issued designated at fair value	71,460	59,868
of which: issued by UBS AG with original maturity greater than one year	57,967	46,427
of which: life-to-date own credit (gain) / loss	$ 144	$ 233
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%